GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	$ 2,407	$ 1,731
EBITDA	823	120
Depreciation and amortization	133	136
Additions to property, plant and equipment	124	141
Property, plant and equipment	1,417	1,427
Operating segments | North America
Disclosure of operating segments [line items]
Sales	1,937	1,237
EBITDA	805	70
Depreciation and amortization	110	110
Additions to property, plant and equipment	89	96
Property, plant and equipment	1,110	1,147
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	470	494
EBITDA	48	64
Depreciation and amortization	23	26
Additions to property, plant and equipment	35	45
Property, plant and equipment	307	280
Unallocated
Disclosure of operating segments [line items]
Sales	0	0
EBITDA	(30)	(14)
Depreciation and amortization	0	0
Additions to property, plant and equipment	0	0
Property, plant and equipment	$ 0	$ 0